Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Net periodic defined benefit pension benefit costs include the:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	Non-U.S.	Non-U.S.	Non-U.S.	Non-U.S.
	(In thousands)
Service cost	$301	$355	$1,030	$1,186
Interest cost	419	441	1,276	1,384
Net periodic cost	$720	$796	$2,306	$2,570